Fixed Assets, Net	12 Months Ended
Dec. 31, 2013
Fixed Assets, Net
Fixed Assets, Net

4. Fixed Assets, Net

        Vessels' cost, accumulated depreciation and changes thereto were as follows (in thousands):

	Vessel Cost	Accumulated Depreciation	Net Book Value
As of January 1, 2012	$3,703,782	$(461,831)	$3,241,951
Additions	1,022,560	(143,938)	878,622
Disposals	(20,606)	15,801	(4,805)
Impairment loss	(129,630)	—	(129,630)

As of December 31, 2012	$4,576,106	$(589,968)	$3,986,138

Additions	46,839	(137,414)	(90,575)
Disposals	(172,226)	119,280	(52,946)

As of December 31, 2013	$4,450,719	$(608,102)	$3,842,617

i.
On February 16, 2012, the Company took delivery of the newbuilding 13,100 TEU vessel, the Hyundai Together, for a contract price of $168.5 million. The vessel has been deployed on a 12-year time charter with one of the world's major liner companies.

ii.
On February 28, 2012, the Company took delivery of the newbuilding 8,530 TEU vessel, the CMA CGM Melisande, for a contract price of $117.5 million. The vessel has been deployed on a 12-year time charter with one of the world's major liner companies.

iii.
On March 8, 2012, the Company took delivery of the newbuilding 13,100 TEU vessel, the Hyundai Tenacity, for a contract price of $168.5 million. The vessel has been deployed on a 12-year time charter with one of the world's major liner companies.

iv.
On April 27, 2012, the Company sold the Montreal (ex Hanjin Montreal). The net sale consideration was $5.6 million and the Company recognized a net gain on sale of $0.8 million during the year ended December 31, 2012.

v.
On May 3, 2012, the Company took delivery of the newbuilding 13,100 TEU vessel, the Hyundai Smart, for a contract price of $168.5 million. The vessel has been deployed on a 12-year time charter with one of the world's major liner companies.

vi.
On June 7, 2012, the Company took delivery of the newbuilding 13,100 TEU vessel, the Hyundai Speed, for a contract price of $168.5 million. The vessel has been deployed on a 12-year time charter with one of the world's major liner companies.

vii.
On June 29, 2012, the Company took delivery of the newbuilding 13,100 TEU vessel, the Hyundai Ambition, for a contract price of $168.5 million. The vessel has been deployed on a 12-year time charter with one of the world's major liner companies.

viii.
On February 13, 2013, the Company sold the Independence. The gross sale consideration was $7.0 million. The Independence was 26 years old.

ix.
On February 28, 2013, the Company sold the Henry. The gross sale consideration was $6.1 million. The Henry was 27 years old.

x.
On March 25, 2013, the Company sold the Pride. The gross sale consideration was $6.5 million. The Pride was 25 years old.

xi.
On May 14, 2013, the Company sold the Honour. The gross sale consideration was $9.1 million. The Honour was 24 years old.
xii.
On May 14, 2013, the Company acquired a 2,452 TEU containership, the Amalia C, built in 1998 for a contract price of $6.6 million.

xiii.
On June 13, 2013, the Company sold the Elbe. The gross sale consideration was $5.6 million. The Elbe was 22 years old.

xiv.
On June 25, 2013, the Company acquired a 2,602 TEU containership, the Niledutch Zebra, built in 2001 for a contract price of $10.1 million.

xv.
On October 3, 2013, the Company sold the Hope. The gross sale consideration was $8.0 million. The Hope was 24 years old.

xvi.
On October 22, 2013, the Company sold the Kalamata. The gross sale consideration was $5.6 million. The Kalamata was 23 years old.

xvii.
On October 25, 2013, the Company sold the Lotus. The gross sale consideration was $6.8 million. The Lotus was 25 years old.

xviii.
On November 12, 2013, the Company sold the Komodo. The gross sale consideration was $5.8 million. The Komodo was 23 years old.

xix.
On November 13, 2013, the Company acquired a 2,524 TEU containership, the Danae C, built in 2001 for a contract price of $11.9 million.

xx.
On November 21, 2013, the Company acquired a 3,430 TEU containership, the Dimitris C, built in 2001 for a contract price of $14.9 million.

        The Company's assessment concluded that no impairment of vessels existed as of December 31, 2013. As of December 31, 2012, the Company recorded an impairment loss of $129.6 million for thirteen of its older vessels, which were either laid up, or on short-term charters in the spot market, seven of which were sold during the year ended December 31, 2013.

        The residual value (estimated scrap value at the end of the vessels' useful lives) of the fleet was estimated at $404.6 million as of December 31, 2013 and $431.9 million as of December 31, 2012. The Company has calculated the residual value of the vessels taking into consideration the 10 year average of the scrap. The Company has applied uniformly the scrap value of $300 per ton for all vessels. The Company believes that $300 per ton is a reasonable estimate of future scrap prices, taking into consideration the cyclicality of the nature of future demand for scrap steel. Although the Company believes that the assumptions used to determine the scrap rate are reasonable and appropriate, such assumptions are highly subjective, in part, because of the cyclical nature of future demand for scrap steel.

        The contract price of each newbuilding vessel, as discussed above, excludes any items capitalized during the construction period, such as interest expense and other predelivery expenses, which increase the total cost of each vessel recorded upon delivery under "Fixed Assets, net" in the Consolidated Balance Sheets.